UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2014

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A)(B) — 39.1%
Albion Capital (C)
0.210%, 05/15/14	$4,389	$4,388
0.200%, 05/21/14	4,713	4,712
ASB Finance (C)
0.240%, 04/01/14	4,350	4,350
0.250%, 04/10/14	4,350	4,350
0.217%, 05/23/14	8,720	8,717
0.200%, 07/03/14	4,505	4,503
Bank of Nova Scotia
0.225%, 05/19/14	5,970	5,968
0.230%, 07/01/14	1,000	999
Bank of Tokyo-Mitsubishi
0.210%, 04/01/14	2,000	2,000
0.200%, 05/07/14	5,000	4,999
0.230%, 08/08/14	3,848	3,845
BNZ International Funding (C)
0.240%, 04/02/14	725	725
0.240%, 04/11/14	7,380	7,379
0.222%, 06/13/14	13,180	13,174
0.200%, 07/07/14	3,005	3,003
Chariot Funding (C)
0.240%, 04/01/14	1,830	1,830
0.230%, 06/02/14	2,460	2,459
0.230%, 06/10/14	490	490
0.230%, 06/16/14	7,530	7,526
Coca-Cola (C)
0.130%, 04/09/14	4,840	4,840
0.170%, 06/10/14	6,000	5,998
0.160%, 07/15/14	7,000	6,997
0.200%, 07/22/14	6,000	5,996
0.200%, 07/25/14	3,660	3,658
0.170%, 09/17/14	5,500	5,496
DNB Bank (C)
0.220%, 05/12/14	1,035	1,035
0.220%, 05/14/14	5,000	4,999
0.225%, 08/18/14	15,000	14,987
0.235%, 08/26/14	1,200	1,199
0.235%, 09/02/14	9,100	9,091
0.230%, 09/08/14	2,000	1,998
Fairway Finance (C)
0.210%, 05/05/14	13,000	12,997
FCAR Owner Trust
0.210%, 04/01/14	13,635	13,635
0.210%, 04/03/14	220	220
0.210%, 04/15/14	7,370	7,369
General Electric Capital
0.200%, 05/05/14	8,000	7,998

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Govco (C)
0.180%, 05/01/14	$5,570	$5,569
HSBC USA
0.160%, 05/27/14	1,080	1,080
JPMorgan Securities (C)
0.200%, 07/16/14	6,500	6,496
0.260%, 09/02/14	700	699
Jupiter Securitization (C)
0.230%, 06/16/14	5,000	4,998
0.230%, 06/17/14	1,000	999
0.220%, 08/04/14	4,665	4,661
Manhattan Asset Funding (C)
0.163%, 04/01/14	2,105	2,105
0.170%, 04/10/14	665	665
0.160%, 04/11/14	3,309	3,309
0.160%, 04/17/14	2,800	2,800
0.180%, 05/07/14	1,360	1,360
Massachusetts Mutual Life Insurance (C)
0.130%, 04/14/14	2,070	2,070
0.130%, 04/16/14	1,860	1,860
Nestle Finance International
0.160%, 09/30/14	3,655	3,652
Nordea Bank (C)
0.225%, 06/12/14	3,000	2,999
0.225%, 07/01/14	17,000	16,990
0.225%, 07/02/14	4,000	3,998
Old Line Funding (C)
0.250%, 04/10/14	2,750	2,750
0.250%, 04/14/14	1,865	1,865
0.250%, 04/22/14	3,730	3,729
0.230%, 04/25/14	9,400	9,398
0.230%, 05/02/14	7,075	7,074
0.230%, 05/27/14	3,255	3,254
0.230%, 06/12/14	3,505	3,503
0.230%, 07/22/14	4,140	4,137
0.230%, 08/25/14	3,115	3,112
0.230%, 09/02/14	1,440	1,439
0.240%, 09/12/14	3,718	3,714
0.240%, 09/23/14	5,275	5,269
0.220%, 09/25/14	805	804
Prudential
0.040%, 04/01/14	6,905	6,905
Thunder Bay Funding (C)
0.250%, 04/14/14	940	940
0.230%, 04/23/14	3,693	3,692
0.230%, 04/25/14	1,230	1,230
0.230%, 05/19/14	1,020	1,020
0.230%, 06/09/14	1,665	1,664
0.230%, 06/11/14	2,386	2,385
0.220%, 09/12/14	375	375

1	SEI Liquid Asset Trust / Quarterly Report/ March 31, 2014

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.220%, 09/22/14	$1,125	$1,124
Toronto-Dominion Holdings USA (C)
0.170%, 07/29/14	1,000	999
Toyota Credit Canada
0.210%, 06/09/14	1,000	1,000
Toyota Motor Credit
0.186%, 04/13/14	3,000	3,000
0.240%, 06/20/14	3,000	2,998
0.230%, 06/26/14	2,375	2,374
0.230%, 06/27/14	12,000	11,993
0.220%, 07/02/14	7,000	6,996
0.200%, 08/05/14	1,000	999
0.200%, 08/28/14	11,000	10,991
0.200%, 09/17/14	8,000	7,992
Victory Receivables (C)
0.150%, 04/22/14	4,543	4,543
0.140%, 04/23/14	3,000	3,000
Westpac Securities (C)
0.240%, 04/02/14	6,845	6,845
0.225%, 05/06/14	26,750	26,744
Working Capital Management (C)
0.123%, 04/03/14	2,770	2,770
0.124%, 04/04/14	1,735	1,735
0.130%, 04/07/14	1,235	1,235
0.130%, 04/08/14	1,135	1,135

Total Commercial Paper (Cost $426,972) ($ Thousands)		426,972

CERTIFICATES OF DEPOSIT (A) — 28.4%
Bank of Montreal
0.175%, 04/22/14 (D)	11,000	11,000
0.170%, 06/13/14	10,000	10,000
0.210%, 08/14/14	11,215	11,215
Bank of Nova Scotia
0.220%, 05/19/14	6,000	6,000
0.230%, 05/20/14	6,000	6,000
0.190%, 06/19/14	5,400	5,400
0.250%, 06/26/14	5,000	5,000
0.230%, 08/25/14	9,400	9,400
0.230%, 09/08/14	5,000	5,000
0.230%, 09/11/14	4,200	4,200
Bank of Tokyo-Mitsubishi
0.210%, 04/30/14	10,000	10,000
0.200%, 06/10/14	4,300	4,300
0.200%, 06/27/14	7,300	7,300
Chase Bank USA
0.250%, 04/25/14	5,000	5,000
Citibank
0.150%, 04/22/14	970	970

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Commonwealth Bank of Australia (C)
0.155%, 04/03/14	$4,885	$4,885
Gotham Funding (C)
0.150%, 04/29/14	4,000	4,000
JPMorgan Chase Bank
0.250%, 04/21/14	9,115	9,115
0.320%, 06/06/14	4,000	4,000
Mizuho Bank
0.100%, 04/04/14	9,000	9,000
National Australia Bank (D)
1.185%, 04/28/14	210	211
Norinchukin Bank
0.100%, 04/01/14	14,940	14,940
0.100%, 04/04/14	6,160	6,160
0.210%, 04/07/14	1,230	1,230
Royal Bank of Canada NY
0.280%, 04/01/14 (D)	1,240	1,240
Skandinaviska Enskilda Banken
0.230%, 07/02/14	12,000	12,000
0.230%, 07/03/14	7,000	7,000
0.230%, 07/08/14	7,000	7,000
0.230%, 07/09/14	7,000	7,000
Sumitomo Mitsui Banking
0.220%, 04/25/14	15,000	15,000
0.220%, 04/25/14	200	200
0.220%, 05/19/14	2,000	2,000
0.220%, 06/03/14	6,000	6,000
0.220%, 06/11/14	9,800	9,800
Svenska Handelsbanken
0.160%, 05/21/14	10,300	10,300
0.180%, 05/23/14	14,260	14,260
0.215%, 09/11/14	8,000	8,000
Thunder Bay Funding
0.203%, 04/29/14 (D)	3,000	3,000
Toronto-Dominion Bank
0.200%, 06/03/14	9,000	9,000
0.160%, 06/19/14	8,000	8,000
0.200%, 08/04/14	11,335	11,335
Wells Fargo Bank
0.176%, 04/04/14 (D)	5,000	5,000
0.200%, 05/27/14	3,000	3,000
0.210%, 06/06/14	5,000	5,000
0.210%, 09/03/14	10,400	10,400
Westpac Banking (D)
0.280%, 04/01/14	290	290
0.240%, 04/01/14	640	640

Total Certificates of Deposit (Cost $309,791) ($ Thousands)		309,791

2	SEI Liquid Asset Trust / Quarterly Report/ March 31, 2014

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

TIME DEPOSIT — 4.9%
U.S. Bank Cayman
0.030%, 04/01/14	$54,000	$54,000

Total Time Deposit (Cost $54,000) ($ Thousands)		54,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (D) — 3.5%
FFCB
0.250%, 04/01/14	3,981	3,981
0.230%, 04/01/14	780	780
0.136%, 04/14/14	8,890	8,889
0.157%, 04/23/14	9,000	9,000
0.205%, 04/24/14	2,250	2,252
FNMA
0.167%, 04/20/14	55	55
0.137%, 04/20/14	4,590	4,590
0.124%, 04/27/14	9,000	8,998

Total U.S. Government Agency Obligations (Cost $38,545) ($ Thousands)		38,545

CORPORATE OBLIGATIONS — 3.2%
General Electric Capital
5.900%, 05/13/14	10,885	10,957
0.493%, 06/15/14 (D)	4,198	4,203
4.750%, 09/15/14	4,665	4,762
3.750%, 11/14/14	250	255
MassMutual Global Funding II (C)
2.875%, 04/21/14	2,290	2,294
Metropolitan Life Global Funding I (C)
5.125%, 06/10/14	6,925	6,990
National Australia Bank (C)(D)
0.962%, 04/11/14	1,110	1,110
Svenska Handelsbanken (C)
4.875%, 06/10/14	1,505	1,518
Toronto-Dominion Bank
1.375%, 07/14/14	1,250	1,254
US Bancorp
4.200%, 05/15/14	1,105	1,110
Wal-Mart Stores
1.625%, 04/15/14	305	305

Total Corporate Obligations (Cost $34,758) ($ Thousands)		34,758

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS (D) — 2.3%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.060%, 04/02/14	$1,200	$1,200

California — 0.1%
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.040%, 04/03/14	1,215	1,215

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser A-1, RB
0.070%, 04/02/14	735	735

Florida — 0.0%
Miami-Dade County, Industrial Development Authority, RB
0.120%, 04/03/14	400	400

Illinois — 0.0%
University of Illinois, Ser S, RB
0.100%, 04/03/14	330	330

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.060%, 04/03/14	2,200	2,200

Iowa — 0.2%
Iowa State, Finance Authority, Ser C, RB
0.140%, 04/03/14	1,545	1,545
Iowa State, Finance Authority, Ser G, RB
0.140%, 04/03/14	35	35
Iowa State, Finance Authority, Ser M, RB
0.100%, 04/03/14	550	550

		2,130

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.120%, 04/03/14	580	580

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.050%, 04/02/14	3,115	3,115

Minnesota — 0.2%
Minnesota State, Office of Higher Education, Ser A, RB
0.110%, 04/03/14	1,780	1,780

3	SEI Liquid Asset Trust / Quarterly Report/ March 31, 2014

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.060%, 04/02/14	$755	$755

New Hampshire — 0.0%
New Hampshire State, Health & Educational Facilities Authority, Dartmouth College Project, Ser C, RB
0.060%, 04/02/14	390	390

New York — 0.1%
City of New York, Sub-Ser D-3, GO
0.050%, 04/01/14	1,475	1,475

Ohio — 0.1%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.050%, 04/03/14	1,370	1,370

Texas — 0.3%
Texas State, Small Business Project, Ser B, GO
0.080%, 04/03/14	2,245	2,245
Texas State, Veterans Housing Fund II, Ser B-2, GO
0.100%, 04/02/14	300	300
Texas State, Veterans Land Project, GO
0.110%, 04/01/14	600	600
0.080%, 04/01/14	175	175

		3,320

Utah — 0.1%
Utah State, Board of Regents, Ser A, RB
0.100%, 04/03/14	763	763

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan Services Project, Ser B, RB
0.060%, 04/02/14	500	500
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan System Project, RB
0.060%, 04/02/14	2,300	2,300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Housing & Economic Development Authority, Wheaton Franciscan System Project, Ser B, RB
0.080%, 04/03/14	$310	$310

		3,110

Total Municipal Bonds (Cost $24,868) ($ Thousands)		24,868

REPURCHASE AGREEMENTS (E) — 18.5%
Goldman Sachs
0.080%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $52,000,116 (collateralized by various FNMA obligations, ranging in par value $42,181,041-$56,472,307, 4.000%, 01/01/31-01/31/41, with total market value of $53,040,118)	52,000	52,000
Goldman Sachs
0.080%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $26,081,058 (collateralized by FNMA, par value $35,020,723, 3.000%, 08/01/42, with total market value of $26,602,679)	26,081	26,081
Mizuho Securities
0.150%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $23,205,097 (collateralized by various FNMA obligations, ranging in par value $13,337,600-$30,162,287, 0.000%-5.000%, 05/16/14-02/07/28, with total market value $23,763,786)	23,205	23,205
RBC Capital
0.150%, dated 03/25/14, to be repurchased on 04/01/14, repurchase price $5,950,174 (collateralized by various corporate obligations*, ranging in par value $17,342-$1,587,791, 2.000%-8.625%, 12/15/17-09/15/23, with total market value of $6,247,682)	5,950	5,950

4	SEI Liquid Asset Trust / Quarterly Report/ March 31, 2014

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital
0.070%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $61,240,119 (collateralized by various FNMA obligations, ranging in par value $4,301,598-$6,616,292, 2.500%-6.500%, 10/01/27-11/30/43, with total market value $62,464,922)	$61,240	$61,240
TD Securities
0.070%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $6,520,013 (collateralized by various corporate obligations*, ranging in par value $34,729-$2,107,626, 1.375%-5.900%, 03/15/15-06/02/19, with total market value of $6,846,014)	6,520	6,520
Wells Fargo
0.290%, dated 03/31/14, to be repurchased on 04/07/14, repurchase price $7,015,396 (collateralized by various corporate obligations*, ranging in par value $374,231-$1,490,000, 1.500%-4.875%, 11/02/15-03/18/24, with total market value $7,365,810)	7,015	7,015
Wells Fargo
0.290%, dated 03/25/14, to be repurchased on 04/01/14, repurchase price $5,205,294 (collateralized by various corporate obligations*, ranging in par value $75,766-$1,456,578, 2.150%-6.875%, 03/15/19-11/15/23, with total market value of $5,465,558)	5,205	5,205
Wells Fargo
0.290%, dated 03/28/14, to be repurchased on 04/04/14, repurchase price $4,465,252 (collateralized by various corporate obligations*, ranging in par value $1,279-$1,803,428, 2.125%-5.000%, 06/30/15-01/28/19, with total market value $4,688,401)	4,465	4,465

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo
0.180%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $10,555,041 (collateralized by various corporate obligations*, ranging in par value $7,534-$2,460,179, 2.125%-7.500%, 07/15/14 - 02/15/23, with total market value of $11,084,284)	$10,555	$10,555

Total Repurchase Agreements (Cost $202,236) ($ Thousands)		202,236

Total Investments — 99.9% (Cost $1,091,170)($ Thousands) †		$1,091,170

*	A list of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at March 31, 2014, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC	Block Financial Corp.	5.500%	11/01/22	$589
	BP Capital Markets	2.500	11/06/22	88
	Capital One Financial	4.750	07/21/15	305
	Credit Suisse	5.300	08/13/19	281
	EQT	4.875	11/15/21	1,588
	Fidelity National Information Service	3.500	04/15/23	253
	Lyondellbasell Industry	6.000	11/15/21	161
	Morgan Stanley	4.100	05/22/23	284
	Nabors Industries	5.100	09/15/23	20
	NETAPP	2.000	12/15/17	1,439
	Plains Exploration & Production	8.863	10/15/19	17
	Providence of New Brunswick	5.200	02/21/17	358

TD Securities	Australia New Zealand	2.400	11/23/16	35
	Australia New Zealand	2.400	11/23/16	836
	Barclays Bank	2.500	09/21/15	2,339
	Commonwealth Bank Austra	0.750	01/15/16	184
	GE Capital	5.650	06/09/14	204
	Pfizer	5.350	03/15/15	488
	Travelers Companies	5.900	06/02/19	2,108
	Westpac Banking	1.375	07/17/15	122

Wells Fargo	Anheuser-Busch	4.120	01/15/15	3,315
	Bank of Colombia	5.950	06/03/21	92
	Burlington North Santa Fe	4.700	10/01/19	187
	Capital One Financial	2.125	07/15/14	12
	China Bank	4.750	10/08/14	20
	Corporacion Nacional Del Cobre De Chile	7.500	01/15/19	120
	Duke Realty Investments	3.875	02/15/21	1,665
	General Electric	2.700	10/09/22	68
	Morgan Stanley	3.800	04/29/16	100
	Morgan Stanley	1.750	02/25/16	420
	Plains Expoloration Production Co.	6.875	02/15/23	18
	Plains Expoloration Production Co.	6.750	02/01/22	1,932
	PNC Bank	2.200	01/28/19	8
	Royal Bank of Canada	2.150	03/15/19	233
	The Kroger	2.300	01/15/19	2,460

Wells Fargo	Bango BTG	4.875	07/08/16	800
	Blackrock	3.500	03/18/24	865
	British Telecommunications	1.625	06/28/16	920
	HCP	4.200	03/01/24	853
	IBM	1.625	05/15/20	1,435
	Prudential	4.500	11/15/20	555
	RIO Tinto Financial	1.875	11/02/05	374
	Union Bank of CA	1.500	09/26/16	1,490

5	SEI Liquid Asset Trust / Quarterly Report/ March 31, 2014

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2014

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Wells Fargo	Aspen Insurance Holdings	4.650%	11/15/23	$1,303
	National Rural Utilities	3.400	11/15/23	997
	Plains Exploration & Production	6.875	02/15/23	76
	Royal Bank of Canada	2.150	03/15/19	842
	Texas Gas Transmission	4.500	02/01/21	731
	The Kroger	2.300	01/15/19	1,457
Wells Fargo	HCP	4.200	03/01/24	815
	Hewlett Packard	2.125	09/13/15	340
	HSBC Financial	1.279	06/30/15	1
	IBM	2.000	01/05/16	1,171
	PNC Bank	2.200	01/28/19	395
	Verizon Communications	3.000	04/01/16	1,803

Percentages are based on Net Assets of $1,092,339 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on March 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FNMA — Federal National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

†	For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of March 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

6	SEI Liquid Asset Trust / Quarterly Report/ March 31, 2014

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 29, 2014